Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary Of Significant Accounting Policies
Schedule of new and amended standards adopted by the Group

New standards and interpretations adopted by the Group		Effective date	Effects
IAS 1	Amendments to IAS 1: Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants	January 1, 2024	none
IFRS 16	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback	January 1, 2024	none
IAS 7 & IFRS 7	Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements	January 1, 2024	none

New standards, Interpretations and Amendments		Effective date	Effects
IAS 21	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	January 1, 2025	none
IFRS 18	New standard, IFRS 18 Presentation and Disclosures in Financial Statements	January 1, 2027	under assessment
IFRS 19	New standard, IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	none
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the classification and measurement of financial instruments	January 1, 2026	none

Schedule of maturity analysis for Group’s financial liabilities
The maturity of the borrowings is as follows:

in € thousand	June 30, 2024	December 31, 2023
Between 1 and 3 years	122,697	62,378
Between 3 and 5 years	37,852	70,390
NON-CURRENT BORROWINGS	160,549	132,768
Current borrowings	19,867	44,079
TOTAL BORROWINGS	180,415	176,847